Equity (Details)	12 Months Ended
	Sep. 24, 2022 USD ($) vote class $ / shares shares	Sep. 25, 2021 USD ($) shares	Jun. 07, 2022 vote shares	Jun. 06, 2022 shares	Sep. 26, 2020 shares	Sep. 28, 2019 shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of classes of membership interests | class	5
Number of classes of common stock | class	3
Common stock, outstanding (in shares)	553,889,249		528,441,744	0
Preferred stock, authorized (in shares)	50,000,000
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.0001
Preferred stock, issued (in shares)	0
Preferred stock, outstanding (in shares)	0
Temporary equity, authorized (in shares)		6,426,208
Contribution made from limited liability company, cash contributions | $	$ 0	$ 0
Cumulative cash distributions, annual return, percent	5.00%
Common Units, Class A
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exchange of stock in connection with merger ratio	61.28%
Number of votes per common share | vote	1
Preferred Units, Class B
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exchange of stock in connection with merger ratio	47508300.00%
Temporary equity, authorized (in shares)	0	1
Temporary equity, outstanding (in shares)	0	47,508,300			47,508,300	47,508,300
Liquidation preference, value | $		$ 691,300,000
Preferred Units, Class B | Previously Reported
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Temporary equity, outstanding (in shares)		1				1
Preferred Units, Class B-1
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exchange of stock in connection with merger ratio	24031400.00%
Temporary equity, authorized (in shares)	0	2
Temporary equity, outstanding (in shares)	0	24,041,300			24,041,300	24,041,300
Liquidation preference, value | $		$ 691,300,000
Preferred Units, Class B-1 | Previously Reported
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Temporary equity, outstanding (in shares)		1				1
Common Units, Class C
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exchange of stock in connection with merger ratio	58.15%
Number of votes per common share | vote	1
Temporary equity, authorized (in shares)	0	428,571
Temporary equity, outstanding (in shares)	0	24,922,109			24,922,109	24,922,109
Common Units, Class C | Previously Reported
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Temporary equity, outstanding (in shares)		428,571				428,571
Class A Common Stock
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, authorized (in shares)	3,000,000,000	0
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001
Common stock, issued (in shares)	57,718,836	0
Common stock, outstanding (in shares)	57,718,836	0		0
Number of votes per common share | vote	1		1
Class A Common Stock | Warehouse
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, shares issued upon conversion (in shares)	1,607,185
Class V-1 Common Stock
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, authorized (in shares)	1,000,000,000	0
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001
Common stock, issued (in shares)	79,237,388	0
Common stock, outstanding (in shares)	79,237,388	0
Number of votes per common share | vote	1		1
Class V-1 Common Stock | Warehouse
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, issued (in shares)			60,844,573
Common stock, outstanding (in shares)	79,237,388
Class V-3 Common Stock
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, authorized (in shares)	450,000,000	0
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001
Common stock, issued (in shares)	416,933,025	0
Common stock, outstanding (in shares)	416,933,025	0
Number of votes per common share | vote			3
Conversion of stock, term	7 years
Class V-3 Common Stock | Warehouse
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, issued (in shares)			416,933,025
Common stock, outstanding (in shares)	416,933,025
Redeemable Common Units, Class A
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Temporary equity, authorized (in shares)		5,997,632
Temporary equity, outstanding (in shares)		5,997,632
Redeemable Common Units, Class B
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Temporary equity, authorized (in shares)		1
Temporary equity, outstanding (in shares)		1
Cumulative cash distributions | $	$ 16,100,000	$ 21,900,000
Redeemable Common Units, Class B-1
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Temporary equity, authorized (in shares)		2
Temporary equity, outstanding (in shares)		1
Cumulative cash distributions | $	$ 8,100,000	$ 11,100,000
Redeemable Common Units, Class B-2
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Temporary equity, authorized (in shares)		2